Other equity instruments (Details) - GBP (£) £ in Millions	Jun. 30, 2021		Dec. 31, 2020		Jun. 30, 2020		Dec. 31, 2019
Equity	£ 53,696		£ 53,710		£ 56,694		£ 50,615
Other equity instruments
Equity	£ 8,621	[1]	£ 8,621	[1]	£ 8,323	[1]	£ 8,323

[1]	Details of share capital, other equity instruments and other reserves are shown on pages 40 to 41.